Cash and Cash Equivalents - Schedule of Cash in the Process of Collection (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Documents held by other banks (documents to be cleared)	$ 77,085	$ 66,996
Funds receivable	241,573	90,021
Subtotals assets	318,658	157,017
Liabilities
Funds payable	247,165	109,496
Subtotals liabilities	247,165	109,496
Cash items in process of collection, net	$ 71,493	$ 47,521